Summary of significant accounting policies - Foreign currency translation and transaction (Details)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019
Summary of significant accounting policies
Translation adjustments included in accumulated other comprehensive income (loss)	$ 1,120,774	$ (856,218)
Historical rate	6.46	7.07
Average translation rate	7.03	6.62	6.83